Loans Held for Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Loans
The table below provides overall statistics for our loan portfolio as of March 31, 2021 and December 31, 2020:

	As of March 31, 2021 (Successor Basis)	As of December 31, 2020 (Predecessor Basis)
Number of loans	7	5
Total loan commitments	$177,195	$111,720
Unfunded loan commitments (1)(2)	$28,613	$18,857
Principal balance (2)	$148,652	$92,863
Unamortized net deferred origination fees	$(1,405)	$(984)
Carrying value	$147,247	$91,879
Weighted average coupon rate	4.99%	5.08%
Weighted average all in yield (3)	5.65%	5.71%
Weighted average maximum maturity (years) (4)	4.3	4.2
Weighted average risk rating	3.0	3.0
Weighted average LTV (5)	67%	68%
(1)    Unfunded loan commitments are primarily used to finance property and building improvements and leasing capital and are generally funded over the term of the loan.
(2)    The principal balance at March 31, 2021 includes $69 of capitalized interest that does not reduce the amount of unfunded loan commitments.
(3)     All in yield represents the yield on a loan, excluding any repurchase debt funding applicable to the loan and including amortization of deferred fees over the initial term of the loan.
(4)    Maximum maturity assumes all borrower loan extension options have been exercised, which options are subject to the borrower meeting certain conditions.
(5)     LTV represents the initial loan amount divided by the underwritten in-place value of the underlying collateral at closing.
The table below represents our loan activities during the three months ended March 31, 2021:

	Principal Balance	Deferred Fees	Carrying Value
Balance at December 31, 2020 (Predecessor Basis)	$92,863	$(984)	$91,879
Additional funding	274	—	274
Originations	55,515	(675)	54,840
Net amortization of deferred fees	—	254	254
Balance at March 31, 2021 (Successor Basis)	$148,652	$(1,405)	$147,247
The tables below detail the property type and geographic location of the properties securing the loans in our portfolio as of March 31, 2021 and December 31, 2020:

	March 31, 2021 (Successor Basis)			December 31, 2020 (Predecessor Basis)
Property Type	Number of Loans	Carrying Value	Percentage of Value	Number of Loans	Carrying Value	Percentage of Value
Office (1)	3	$48,979	33%	2	$38,106	41%
Multifamily	1	44,119	30%	—	—	—%
Lab	2	31,139	21%	2	31,078	34%
Retail	1	17,344	12%	1	17,029	19%
Industrial (1)	—	5,666	4%	—	5,666	6%
	7	$147,247	100%	5	$91,879	100%
(1)    Our loan investment secured by a mixed use property consisting of office space and an industrial warehouse in Aurora, IL is classified as office for the purpose of counting the number of loans in our portfolio. The carrying value of this loan investment is reflected in office and industrial based on the fair value of the buildings at the time of origination relative to the total fair value of the property.

	March 31, 2021 (Successor Basis)			December 31, 2020 (Predecessor Basis)
Geographic Location	Number of Loans	Carrying Value	Percentage of Value	Number of Loans	Carrying Value	Percentage of Value
Midwest	3	$87,960	60%	2	$43,772	48%
West	2	35,167	24%	2	34,826	38%
South	2	24,120	16%	1	13,281	14%
	7	$147,247	100%	5	$91,879	100%
The following table allocates the carrying value of our loan portfolio at March 31, 2021 and December 31, 2020 based on our internal risk rating policy:

	March 31, 2021 (Successor Basis)		December 31, 2020 (Predecessor Basis)
Risk Rating	Number of Loans	Carrying Value	Number of Loans	Carrying Value
1	—	$—	—	$—
2	—	—	—	—
3	7	147,247	5	91,879
4	—	—	—	—
5	—	—	—	—
	7	$147,247	5	$91,879

The following table allocates the carrying value of our loan portfolio at December 31, 2020 based on our internal risk rating policy:

December 31, 2020
Number of
Risk Rating	Loans	Carrying Value
1	—	$—
2	—	—
3	5	91,878,969
4	—	—
5	—	—
	5	$91,878,969